Key Sources of Estimation Uncertainty (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Key Sources of Estimation Uncertainty [Abstract]
Impairment loss	$ 2,919
Value of goodwill	$ 4,800